02.28 VIP Disciplined Small Cap Portfolio Investor PRO-03 | Disciplined Small Cap Portfolio
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Disciplined Small Cap Portfolio}	02.28 VIP Disciplined Small Cap Portfolio Investor PRO-03 Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio-Investor VIP
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.69%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Disciplined Small Cap Portfolio}	02.28 VIP Disciplined Small Cap Portfolio Investor PRO-03 Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio-Investor VIP USD ($)
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859